Transactions with Related Parties	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Transactions with Related Parties

2. Transactions with Related Parties

(a) Tsakos Energy Management Limited (the “Management Company”): The Holding Company has a Management Agreement (“Management Agreement”) with the Management Company, a Liberian corporation, to provide overall executive and commercial management of its affairs for a monthly fee, which may be adjusted per the Management Agreement of March 8, 2007, effective from January 1, 2008, at the beginning of each year, in accordance with the terms of the Management Agreement, if both parties agree.

On January 1, 2020, the monthly fees for operating conventional vessels were $27.5, for the suezmax Eurochampion 2004, the aframaxes Maria Princess and Sapporo Princess, the VLCCs Ulysses, Hercules I, which are managed by a third-party manager, amounted to $27.7, for chartered in vessels or chartered out on a bare-boat basis and for vessels under construction monthly fees were $20.4, $35.0 for the DP2 shuttle tankers, while the monthly fees for LNG carriers, Neo Energy and Maria Energy amounted to $37.3.

On January 1, 2021, monthly fees for operating conventional vessels were $27.5, for the suezmax Eurochampion 2004, the aframaxes Maria Princess and Sapporo Princess, the VLCCs Ulysses, Hercules I, which are managed by a third-party manager, amounted to $28.0, for chartered in vessels or chartered out on a bare-boat basis and for vessels under construction monthly fees were $20.4, $35.0 for the DP2 shuttle tankers, while the monthly fees for LNG carriers, Neo Energy and Maria Energy amounted to $37.8.

On January 1, 2022, monthly fees for operating conventional vessels were $27.5, for the suezmax Eurochampion 2004, the aframaxes Maria Princess and Sapporo Princess, the VLCCs Ulysses, Hercules I, which are managed by a third-party manager, amounted to $28.6, for third-party managed vessels, the handymaxes Afrodite and Ariadne, were $27.5, for chartered in vessels or chartered out on a bare-boat basis and for vessels under construction monthly fees were $20.4, $35.0 for the DP2 shuttle tankers, while the monthly fees for LNG carriers, Neo Energy and Maria Energy were $38.9 and $30.8 for the LNG carrier Tenergy (since delivery January 12, 2022). From May 1, 2022, monthly fees increased to $28.5 for all conventional vessels, for third-party managed vessels, the suezmax Eurochampion 2004, the aframaxes Maria Princess and Sapporo Princess, the VLCCs Ulysses, Hercules I increased to $29.1, for the handymaxes Afrodite and Ariadne remained at $27.5, for the suezmax tanker Decathlon $28.5 (from August 1, 2022). For chartered in vessels or chartered out on a bare-boat basis and for vessels under construction, monthly fees increased to $21.0, $36.0 for the DP2 shuttle tankers, while the monthly fees for LNG carriers, Neo Energy and Maria Energy increased to $42.4 and $34.3 for the LNG carrier Tenergy.

The Management Company, for services rendered, charged $20,228, $20,203 and $20,271 for the years ended December 31, 2022, 2021 and 2020, respectively. Management fees for vessels are included in the General and Administrative Expenses in the accompanying Consolidated Statements of Comprehensive Income (Loss).

In addition to the Management fee, the Management Agreement provides for an incentive award to the Management Company, which is at the absolute discretion of the Holding Company’s Board of Directors. For the years ended December 31, 2022, 2021 and 2020, an award of $1,000, $500 and $1,500, respectively, was granted to the Management Company and is included in the General and Administrative expenses in the accompanying Consolidated Statements of Comprehensive Income (Loss). In addition, a special award of $1,500 was paid to the Management Company in relation to newbuilding program in 2020 which has been included as an additional newbuilding cost in 2020 in the accompanying consolidated financial statements.

The Holding Company and the Management Company have certain officers and directors in common. The President, who is also the Chief Executive Officer and a Director of the Holding Company, is also the sole stockholder of the Management Company. The Management Company may unilaterally terminate its Management Agreement with the Holding Company at any time upon one year’s notice. In addition, if even one director is elected to the Holding Company without the recommendation of the existing Board of Directors, the Holding Company would be obligated to pay the Management Company an amount calculated in accordance with the terms of the Management Agreement. Under the terms of the Management Agreement between the Holding Company and the Management Company, the Holding Company may terminate the Management Agreement only under specific circumstances, without the prior approval of the Holding Company’s Board of Directors.

Estimated future management fees payable over the next ten years under the Management Agreement, exclusive of any incentive awards and based on existing vessels and known vessels scheduled for future delivery as at December 31, 2022, are $22,047 for 2023, $22,362 for 2024, $22,038 for 2025, $21,624 for 2026, $21,282 for 2027 and $88,683 from 2028 to 2032.

Also, under the terms of the Management Agreement, the Management Company provides supervisory services for the construction of new vessels for a monthly fee of $20.4 in 2021, 2020 and until April 30, 2022. From May 1, 2022, monthly fee amounts to $21.0. These fees in total amounted to $1,107, $530 and $740 for the years ended December 31, 2022, 2021 and 2020, respectively and are either accounted for as part of construction costs for delivered vessels or are included in Advances for vessels under construction. At December 31, 2022, the amount due to the Management Company was $165 ($12 due from the Management Company at December 31, 2021).

(b) Tsakos Columbia Shipmanagement S.A. (“TCM”): The Management Company appointed TCM to provide technical management to the Company’s vessels from July 1, 2010. TCM is owned jointly and in equal part by related party interests and by a private German Group. TCM, with the consent of the Holding Company, may subcontract all or part of the technical management of any vessel to an alternative unrelated technical manager.

Effective July 1, 2010, the Management Company, at its own expense, pays technical management fees to TCM, and the Company bears and pays directly to TCM most of its operating expenses, including repairs and maintenance, provisioning and crewing of the Company’s vessels, as well as certain charges which are capitalized or deferred, including reimbursement of the costs of TCM personnel sent overseas to supervise repairs and perform inspections on the Company’s vessels. TCM for services rendered charged $1,947, $2,186 and $1,327 for the years ended December 31, 2022, 2021 and 2020, respectively.

At December 31, 2022, the amount due from TCM was $8,889 ($14,595 at December 31, 2021), relating to vessel operating expenses to be incurred in the following month.

In February 2023, Tsakos Shipping and Trading S.A. (Note 2(c)) assumed all technical management responsibilities for all vessels under the TCM structure. The changeover was seamless with no delays for TEN vessels and the Company’s clients.

TCM has a 25% share in a manning agency, located in the Philippines, named TCM Tsakos Maritime Philippines (TMPI), which provides crew to certain of the Company’s vessels. The Company has no control or ownership directly in TCM Tsakos Maritime Philippines, nor had any direct transactions to date with the agency.

(c) Tsakos Shipping and Trading S.A. (“Tsakos Shipping”): Tsakos Shipping provides chartering services for the Company’s vessels by communicating with third party brokers to solicit research and propose charters. For this service, the Company pays Tsakos Shipping a chartering commission of approximately 1.25% on all freights, hires and demurrages. Such commissions are included in Voyage expenses in the accompanying Consolidated Statements of Comprehensive Income (Loss). Tsakos Shipping also provides sale and purchase of vessels brokerage service. In 2022, 2021 and 2020, Tsakos Shipping charged a brokerage commission of $326 for the sale of the aframax tanker Proteas and the panamax tanker Inca, $96 for the sale of the panamax tanker Maya and $245 for the sale of the suezmax tanker Silia T. and the handysize tanker Didimon, respectively, representing 1.0% of the sale price of each vessel. Tsakos Shipping may also charge a fee of $200 (or such other sum as may be agreed) on delivery of each newbuilding vessel in payment for the cost of design and supervision of the newbuilding by Tsakos Shipping. In 2020, $1.0 million in aggregate was charged for supervision fees on four vessels. In 2021 and 2022, no such fee was charged. All commissions are paid in the ordinary course of the Company’s business and at terms standard to industry practice.

Certain members of the Tsakos family are involved in the decision-making processes of Tsakos Shipping and of the Management Company and are also shareholders of the Holding Company.

Tsakos Shipping for services rendered charged $10,684, $6,821 and $8,060 for the years ended December 31, 2022, 2021 and 2020, respectively. At December 31, 2022, the amount due to Tsakos Shipping was $3,217 ($1,439 at December 31, 2021). At December 31, 2022, an amount of $506 ($338 at December 31, 2021) is also due to Tsakos Shipping, included in accrued liabilities, which relates to services rendered but not yet invoiced.

(d) Argosy Insurance Company Limited (“Argosy”): The Company places its hull and machinery insurance, increased value insurance, war risk insurance and certain other insurance through Argosy, a captive insurance company affiliated with Tsakos Shipping. Argosy, for services rendered, charged $10,965, $10,002 and $9,480 for the years ended December 31, 2022, 2021 and 2020, respectively. At December 31, 2022, the amount due to Argosy was $3,569 ($5,805 at December 31, 2021). At December 31, 2022, an amount of $259 ($1 at December 31, 2021) is also due to Argosy, included in accrued liabilities, which relates to services rendered but not yet invoiced.

(e) AirMania Travel S.A. (“AirMania”): Apart from third-party agents, the Company also uses an affiliated company, AirMania, for travel services. AirMania, for services rendered, charged $6,437, $5,098, and $4,380 for the years ended December 31, 2022, 2021 and 2020, respectively.

At December 31, 2022, the amount due to AirMania was $488 ($503 at December 31, 2021).